Marketable Securities - Schedule of Reconciliation of the Movement of the Company’s Investment (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Reconciliation of the Movement of the Company’s Investment [Abstract]
Balance, as beginning	$ 263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance, as ending